Intangible Assets and Goodwill (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization	¥ 15,306,241	¥ 14,784,602